Premises and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Premises and Equipment	Premises and Equipment
A summary of premises and equipment at December 31, 2022 and 2021 is as follows:

(in thousands)	2022	2021
Land and land improvements	$9,576	$9,481
Buildings and improvements	35,330	35,688
Furniture and equipment	13,245	13,183
Operating leases - right of use asset	2,539	2,538
Construction in progress	1,475	82
Total	$62,165	$60,972
Less accumulated depreciation	29,309	28,253
Premises and equipment, net	$32,856	$32,719
Depreciation expense for the years ended December 31, 2022, 2021, and 2020 was as follows:

(in thousands)	2022	2021	2020
Depreciation expense	$2,141	$2,283	$2,265